Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Common Shareholders' Equity (Deficit)) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	$ 7,386	$ (7,174)	$ 7,025	$ 51,676	$ 14,013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,129,722	1,090,518	1,090,518	794,600	520,988
Net income / (loss)	17,162	19,115	83,120	93,117	115,969
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			90,145	144,793	129,982
Return of Capital		12,300
Distributions to AES	(26,720)	(31,395)	(104,287)	(101,986)	(131,476)
Equity contributions from shareholders			0	253,000	275,000
Other	26	31	92	111	106
Ending Balance	1,124,972		1,129,722	1,090,518	794,600
Contributions from shareholders				253,000	275,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax			7,025	51,676	14,013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,076,468	1,090,518	1,090,518	794,600	520,988
Net income / (loss)			83,120	93,117	115,969
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			90,145	144,793	129,982
Distributions to AES			104,287	101,986	131,476
Equity contributions from shareholders			0	253,000	275,000
Other			92	111
Ending Balance			1,076,468	1,090,518	794,600
Net cash used in investing activities			0	(253,000)	(275,000)
Contributions from shareholders				253,000
Subsidiaries [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,919,792	1,943,710	1,943,710	1,691,330	1,424,893
Net income / (loss)	25,836	28,957	116,190	126,466	147,030
Other	25	30	92	114	107
Ending Balance	1,918,554	1,931,097	1,919,792	1,943,710	1,691,330
Contributions from shareholders			0	253,000	275,000
Paid In Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,021,992	1,068,357	1,068,357	848,565	588,966
Return of Capital	(12,280)		(46,500)	(33,300)	(15,500)
Other	26	31	92	111	106
Ending Balance	1,022,018	1,056,108	1,021,992	1,068,357	848,565
Contributions from shareholders				253,000	275,000
Paid In Capital [Member] | Parent Company [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,021,992	1,068,357	1,068,357	848,565	588,966
Return of Capital			(46,457)	(33,319)	(15,507)
Other			92	111	106
Ending Balance			1,021,992	1,068,357	848,565
Contributions from shareholders				253,000
Paid In Capital [Member] | Subsidiaries [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,193,199	1,193,107	1,193,107	939,993	664,886
Other	25	30	92	114	107
Ending Balance	1,193,224	1,193,137	1,193,199	1,193,107	939,993
Contributions from shareholders			0	253,000	275,000
AOCI Attributable to Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax	7,386	(7,174)	7,025	51,676	14,013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	29,294	22,269	22,269	(29,407)	(43,420)
Ending Balance	36,680	15,095	29,294	22,269	(29,407)
AOCI Attributable to Parent [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax			7,025	51,676	14,013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	29,294	22,269	22,269	(29,407)	(43,420)
Ending Balance			29,294	22,269	(29,407)
Accumulated Deficit [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Net of Tax			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	25,182	(108)	(108)	(24,558)	(24,558)
Net income / (loss)		19,115	83,120	96,626	119,182
Distributions to AES			(57,830)	(68,667)	(115,969)
Ending Balance	15,624	(108)	25,182	(108)	(24,558)
Accumulated Deficit [Member] | Parent Company [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	25,182	(108)	(108)		(24,558)
Net income / (loss)			83,120	93,117	115,969
Distributions to AES			57,830	68,667	115,969
Ending Balance			25,182	(108)
Accumulated Deficit [Member] | Subsidiaries [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	402,056	426,066	426,066	426,800	435,470
Net income / (loss)	25,836	28,957
Ending Balance	$ 400,793	$ 413,423	$ 402,056	$ 426,066	$ 426,800